                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 375 Park Avenue
         New York, NY  10152

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President, Controller, Treasurer and Assistant Secretary
Phone:   212-752-1356

Signature, Place, and Date of Signing:

/s/ Peter R. Sismondo            New York, NY                     May 7, 2004
--------------------------------------------------------------------------------
      [Signature]                [City, State]                         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          80
Form 13F Information Table Value Total:   $ 525,530
                                          (thousands)

List of Other Included Managers:
      No.        Form 13F File Number                        Name

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF3/31/04


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        COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6       COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          INVESTMENT                   VOTING
      NAME OF ISSUER         TITLE OF CLASS CUSIP        MARKET  SHRS OR    SH/  PUT/     DISCRETION      MANAGER     AUTHORITY
                                                          VALUE  PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER           SOLE  SHRD  NONE
                                                       (X 1000)                        (A)   (B)    (C)             (A)  (B)   (C)
AMB PROPERTY CORP            COM             00163T109    2,754     74,100   SH               X              1      X
ALEXANDER & BALDWIN INC      COM             014482103      494     15,000   SH               X              1      X
AMERICAN EXPRESS CO          COM             025816109    1,037     20,000   SH               X              1      X
AMERICAN INTL GROUP INC      COM             026874107    1,427     20,000   SH               X              1      X
APPLERA CORP                 COM AP BIO GRP  038020903      791     40,000   SH               X              1      X
APPLIED MATLS INC            COM             038222105      533     25,000   SH               X              1      X
ARCH COAL INC                COM             039380100   18,834    600,000   SH               X              1      X
ARCHSTONE SMITH TR           COM             039583109    2,614     88,593   SH               X              1      X
AUTODESK INC                 COM             052769106      788     25,000   SH               X              1      X
AVALONBAY CMNTYS INC         COM             053484101    2,591     48,364   SH               X              1      X
AVERY DENNISON CORP          COM              14482103      622     10,000   SH               X              1      X
BANK OF AMERICA CORPORATION  COM              60505104    8,098    100,000   SH               X              1      X
BERKSHIRE HATHAWAY INC DEL   CL B            084670207    4,763      1,531   SH               X              1      X
BIOGEN IDEC INC              COM             09062X903    1,390     25,000   SH               X              1      X
BOEING CO                    COM             097023105      616     15,000   SH               X              1      X
BURLINGTON RES INC           COM             122014103      636     10,000   SH               X              1      X
BURLINGTON NORTHN SANTA FE C COM             12189T104  252,000  8,000,000   SH         X                    1      X
CIGNA CORP                   COM             125509109   35,158    595,700   SH         X                    1      X
CIGNA CORP                   COM             125509109   88,784  1,504,300   SH               X              1      X
CATERPILLAR INC DEL          COM             149123101      791     10,000   SH               X              1      X
CHUBB CORP                   COM             171232101    1,043     15,000   SH               X              1      X
CINERGY CORP                 COM             172474108    4,089    100,000   SH               X              1      X
COCA COLA CO                 COM             191216100    1,258     25,000   SH               X              1      X
CONOCOPHILLIPS               COM             20825C104    1,047     15,000   SH               X              1      X
CORPORATE OFFICE PPTYS TR    SH BEN INT      22002T108    2,890    115,600   SH               X              1      X
COSTCO WHSL CORP NEW         COM             22160K105    1,128     30,000   SH               X              1      X
COX COMMUNICATIONIS INC NEW  CL A            224044107      948     30,000   SH               X              1      X
DEERE & CO                   COM             244199105    1,040     15,000   SH               X              1      X
DISNEY WALT CO               COM DISNEY      254687106    1,125     45,000   SH               X              1      X
DOW CHEM CO                  COM             260543103    1,007     25,000   SH               X              1      X
EQUITY RESIDENTIAL           SH BEN INT      29476L107    2,603     87,200   SH               X              1      X
EXXON MOBIL CORP             COM             30231G102    1,248     30,000   SH               X              1      X
FEDERAL REALTY INVT TR       SH BEN INT NEW  313747206    2,746     59,440   SH               X              1      X
FEDEX CORP                   COM             31428X106    1,127     15,000   SH               X              1      X
GRAINGER W W INC             COM             384802104      960     20,000   SH               X              1      X
GREAT PLAINS ENERGY INC      COM             391164100    3,379    100,000   SH               X              1      X
GUIDANT CORP                 COM             401698105      634     10,000   SH               X              1      X
HEARST-ARGYLE TELEVISION INC COM             422317107      538     20,000   SH               X              1      X
INTEL CORP                   COM             458140100      544     20,000   SH               X              1      X
INTERACTIVECORP              COM             45840Q101      316     10,000   SH               X              1      X
INTERNATIONAL BUSINESS MACHS COM             459200101    1,102     12,000   SH               X              1      X
JEFFERSON PILOT CORP         COM             475070108    1,100     20,000   SH               X              1      X
JOHNSON & JOHNSON            COM             478160104    5,072    100,000   SH               X              1      X
LAUDER ESTEE COS INC         CL A            518439104      665     15,000   SH               X              1      X
LIBERTY MEDIA CORP NEW       COM SER A       530718105    1,205    110,000   SH               X              1      X
LILLY ELI & CO               COM             532457108    1,004     15,000   SH               X              1      X
LINDSAY MFG CO               COM             535555106      361     15,000   SH               X              1      X
MBIA INC                     COM             55262C100      314      5,000   SH               X              1      X
MACERICH CO                  COM             554382101    2,987     55,410   SH               X              1      X
MACK CALI RLTY CORP          COM             554489104    2,560     57,000   SH               X              1      X
MAGNA INTL INC               CL A            559222401    4,455     56,250   SH               X              1      X
MANPOWER INC                 COM             56418H100      698     15,000   SH               X              1      X
MARSH & MCLENNAN COS INC     COM             571748102    1,389     30,000   SH               X              1      X
MEDTRONIC INC                COM              58055106    1,433     30,000   SH               X              1      X
MERCK & CO INC               COM             589331107      663     15,000   SH               X              1      X
MICROSOFT CORP               COM             594918104    1,745     70,000   SH               X              1      X
MILLIPORE CORP               COM             601073109    1,541     30,000   SH               X              1      X
NEWELL RUBBERMAID INC        COM             651229106      464     20,000   SH               X              1      X
NOBLE ENERGY INC             COM             655044105      707     15,000   SH               X              1      X
NEWS CORP LTD                SP ADR PFD      652487802    1,110     35,000   SH               X              1      X
NORDSTROM INC                COM             655664100      798     20,000   SH               X              1      X
NOVARTIS AG                  SPONSORED ADR   66987V109    1,065     25,000   SH               X              1      X
OLD REP INTL CORP            COM             680223104    3,684    150,000   SH               X              1      X
PEPCO HOLDINGS INC           COM             713291902    2,044    100,000   SH               X              1      X
PINNACLE WEST CAP CORP       COM             723484101    7,870    200,000   SH               X              1      X
POST PPTYS INC               COM             737464107    2,246     78,000   SH               X              1      X
PUBLIC STORAGE INC           COM             74460D109    2,496     51,300   SH               X              1      X
ROHM & HAAS CO               COM             775371107      996     25,000   SH               X              1      X
RYDER SYS INC                COM             783549108      775     20,000   SH               X              1      X
SBC COMMUNICATIONS INC       COM             78387G103    1,227     50,000   SH               X              1      X
SL GREEN RLTY CORP           COM             78440X101    2,781     58,300   SH               X              1      X
SAFECO CORP                  COM             786429100    4,312    100,000   SH               X              1      X
SCHLUMBERGER LTD             COM             806857108    1,277     20,000   SH               X              1      X
SIGMA ALDRICH CORP           COM             826552101      554     10,000   SH               X              1      X
SONY CORP                    ADR NEW         835699307      836     20,000   SH               X              1      X
TAUBMAN CTRS INC             COM             876664103    2,593    103,000   SH               X              1      X
TEXAS INSTRS INC             COM             882508104      584     20,000   SH               X              1      X

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
SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF3/31/04


------------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6       COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          INVESTMENT                   VOTING
      NAME OF ISSUER         TITLE OF CLASS CUSIP        MARKET  SHRS OR    SH/  PUT/     DISCRETION      MANAGER     AUTHORITY
                                                          VALUE  PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER           SOLE  SHRD  NONE
                                                       (X 1000)                        (A)   (B)    (C)             (A)  (B)   (C)
3M CO                        COM             88579Y101    1,228     15,000   SH               X              1      X
UNITED FIRE & CAS CO         COM             910331107    3,198     75,684   SH               X              1      X
WACHOVIA CORP 2ND NEW        COM             929903102      940     20,000   SH               X              1      X
WAL MART STORES INC          COM            9331142103    1,791     30,000   SH               X              1      X
WEYERHAUSER CO               COM             962166104    1,310     20,000   SH               X              1      X

GRAND TOTAL                                             525,530 13,876,772


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